Commitments and Contingencies (Schedule of Lease Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Operating lease costs (including amounts allocated to property, plant and equipment)	$ 31	$ 53	$ 52
Short-term lease costs	20	13	9
Total operating lease costs	51	66	61
Cash paid for amounts included in the measurement of operating lease liabilities	56	47	49
ROU assets obtained in exchange for operating lease obligations (noncash)	$ 129	$ 19	$ 42